Direxion Monthly NASDAQ-100 Bull 1_25X Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.57%	17.49%	18.13%	16.20%
NASDAQ-100 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.88%	20.18%	20.44%	18.53%
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		28.58%	21.62%	22.24%
Performance Inception Date	Mar. 31, 2016
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.48%	19.56%	20.24%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.92%	16.48%	17.77%